Note 11 - Short Term Borrowings and Notes Payable: Schedule of Short-term Debt (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Notes Payable	$ 359,757	$ 323,043
Notes Payable current portion	264,158	49,397	$ 353,747	$ 526,257
Notes payable long term	$ 95,599	$ 273,646	$ 327,701	$ 145,316
Note 3
Debt Instrument, Interest Rate, Stated Percentage	3.65%	3.65%
Notes Payable to Bank	$ 62,883	$ 45,505
Note 4
Debt Instrument, Interest Rate, Stated Percentage	6.24%	6.24%
Notes Payable to Bank	$ 76,479	$ 75,775
Note 6
Debt Instrument, Interest Rate, Stated Percentage	3.28%	3.28%
Notes Payable to Bank	$ 84,977	$ 85,245
Note 7
Debt Instrument, Interest Rate, Stated Percentage	3.83%	3.83%
Notes Payable to Bank	$ 127,465	$ 35,718
Note 8
Debt Instrument, Interest Rate, Stated Percentage	7.25%	7.25%
Notes Payable to Bank	$ 7,954	$ 34,000
Note5Member
Debt Instrument, Interest Rate, Stated Percentage		3.64%
Notes Payable to Bank		$ 46,800